UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter      June 30, 2009
Ended:
                                            ------------------------------------

Check here if Amendment [  ]; Amendment Number:
                                               -----------------
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:        BVF Inc.
             -------------------------------------------------
             900 North Michigan Avenue, Suite 1100
             -------------------------------------------------
             Chicago, Illinois 60611
             -------------------------------------------------

Form 13F File Number:
28-6800
---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mark N. Lampert
              -----------------------------------------
Title:        President
              -----------------------------------------
Phone:        (312) 506-6500
              -----------------------------------------

Signature, Place, and Date of Signing:

   /s/ Mark N. Lampert           San Francisco, CA           August __, 2009
-------------------------    -------------------------    ----------------------
       [Signature]                 [City, State]                  [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         1
                                              -----------------------------

Form 13F Information Table Entry Total:                    36
                                              -----------------------------

Form 13F Information Table Value Total:                 434,501
                                              -----------------------------
                                                      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



    No.         Form 13F File Number           Name

    1           28-6770                        BVF Partners L.P.

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
      COLUMN 1                   COLUMN 2      COLUMN 3    COLUMN 4    COLUMN 5      COLUMN 6     COLUMN 7         COLUMN 8
   NAME OF ISSUER             TITLE OF CLASS     CUSIP      VALUE      SHRS OR     INVESTMENT      OTHER       VOTING AUTHORITY
                                                           (X1,000)   SH/PRN/PUT/  DISCRETION     MANAGERS
                                                                      CALL TOTAL
                                                                      SHARES HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             SOLE    SHARED    NONE
                                                                                                            ------------------------
 ACADIA PHARMACEUTICALS INC       COM           004225108   5,635     2,572,900   Shared-defined        1          2,572,900

 ADOLOR CORP                      COM           00724X102   11,620    6,602,051   Shared-defined        1          6,602,051

 AFFYMAX INC                      COM           00826A109   11,469      622,280   Shared-defined        1            622,280

 AP PHARMA INC                  COM NEW         00202J203   1,205     1,281,521   Shared-defined        1          1,281,521

 ARIAD PHARMACEUTICALS INC        COM           04033A100   12,564    7,852,679   Shared-defined        1          7,852,679

 ARQULE INC                       COM           04269E107   80,385   13,092,073   Shared-defined        1         13,092,073

 AUTOIMMUNE INC                   COM           052776101   5,047     3,605,297   Shared-defined        1          3,605,297

 AVIGEN INC                       COM           053690103   11,642    8,819,600   Shared-defined        1          8,819,600

 CADUS CORP                       COM           127639102   404         269,270   Shared-defined        1            269,270

 COMBINATORX INC                  COM           20010A103   8,520    10,649,271   Shared-defined        1         10,649,271

 CURAGEN CORP                     COM           23126R101   1,398       970,600   Shared-defined        1            970,600

 CURIS INC                        COM           231269101   6,625     4,140,741   Shared-defined        1          4,140,741

 CYTOKINETICS INC                 COM           23282W100   2,773       980,000   Shared-defined        1            980,000

 DEPOMED INC                      COM           249908104   668         205,400   Shared-defined        1            205,400

 DYNAVAX TECHNOLOGIES CORP        COM           268158102   8,668     6,719,657   Shared-defined        1          6,719,657

 EXELIXIS INC                     COM           30161Q104   4,100       841,893   Shared-defined        1            841,893

 FACET BIOTECH CORP              SHRS           30303Q103   16,784    1,806,621   Shared-defined        1          1,806,621

 FLAMEL TECHNOLOGIES SA         SPONSORED ADR   338488109   27,432    3,918,798   Shared-defined        1          3,918,798

 GENAERA CORP COM                 COM NEW       36867G209   63          895,439   Shared-defined        1            895,439

 GTX INC DEL COM                  COM           40052B108   26,234    2,842,200   Shared-defined        1          2,842,200

 IMMUNOGEN INC COM                COM           45253H101   24,740    2,870,072   Shared-defined        1          2,870,072

 INFINITY PHARMACEUTICALS INC     COM           45665G303   15,026    2,572,908   Shared-defined        1          2,572,908

 INHIBITEX INC                    COM           45719T103   2,337     5,992,531   Shared-defined        1          5,992,531

 LIGAND PHARMACEUTICALS INC      CL B           53220K207   46,148   16,135,736   Shared-defined        1         16,135,736

 METABASIS THERAPEUTICS INC       COM           59101M105   503         898,000   Shared-defined        1            898,000


 NEKTAR THERAPEUTICS              COM           640268108   35,098    5,416,400   Shared-defined        1          5,416,400

 NEUROBIOLOGICAL TECH INC       COM NEW         64124W304   3,570     5,288,754   Shared-defined        1          5,288,754

 NEUROCRINE BIOSCIENCES INC       COM           64125C109   20,564    6,366,547   Shared-defined        1          6,366,547

 ORTHOLOGIC CORP                  COM           68750J107   3,884     5,470,388   Shared-defined        1          5,470,388

 OSTEOLOGIX INC                   COM           68858P104   610         757,574   Shared-defined        1            757,574

 PALATIN TECHNOLOGIES INC       COM NEW         696077304   192         768,800   Shared-defined        1            768,800

 REPLIGEN CORP                    COM           759916109   18,793    3,416,950   Shared- defined       1          3,416,950

 SUPERGEN INC                     COM           868059106   12,466    6,171,399   Shared- defined       1          6,171,399

 TAPESTRY PHARMACEUTICALS INC     COM           876031204   12        1,320,400   Shared-defined        1          1,320,400

 TARGACEPT INC                    COM           87611R306   5,763     2,352,409   Shared-defined        1          2,352,409

 TRANSCEPT PHARMACEUTICALS INC.   COM           89354M106   1,559       301,454   Shared-defined        1            301,454